Expense Example {- Financial Services Portfolio} - 02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-20 - Financial Services Portfolio - Financial Services Portfolio-Default	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906